Stockholders' Deficit (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	$ (3)	$ 15	$ 10
Unrealized (loss) gain from available-for-sale securities	8	(18)
Balance at the end of the period	5	(3)	10
Available-for-Sale Securities Adjustment
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	(3)	15
Unrealized (loss) gain from available-for-sale securities	8	(18)
Balance at the end of the period	$ 5	$ (3)